UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 551 West Lancaster Avenue
	   Suite 304
         Haverford, PA  19041

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Haverford, PA		October 28, 2004
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    75

Form 13F Information Table Value Total:   $110,799
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts Inc         COM              00751Y106     3789 110150.000SH      SOLE                34800.000         75350.000
Altria Group, Inc.             COM              02209s103      220 4675.000 SH       SOLE                  275.000          4400.000
Amerigas Partners LP           COM              030975106      237 8025.000 SH       SOLE                                   8025.000
Amgen Inc.                     COM              031162100     1806 31791.000SH       SOLE                10464.000         21327.000
Amsouth Bancorporation         COM              032165102      576 23612.000SH       SOLE                10125.000         13487.000
Anadarko Petroleum Corp.       COM              032511107     5181 78080.000SH       SOLE                30905.000         47175.000
Anthem Inc.                    COM              03674b104     3725 42695.000SH       SOLE                18050.000         24645.000
Autozone Inc.                  COM              053332102      379 4900.000 SH       SOLE                 3250.000          1650.000
Avon Products, Inc.            COM              054303102      463 10600.000SH       SOLE                 7200.000          3400.000
BB & T Corp.                   COM              054937107      423 10647.562SH       SOLE                 2150.000          8497.562
Bank of America                COM              060505104      377 8708.476 SH       SOLE                 2502.000          6206.476
Bristol Myers Squibb Co.       COM              110122108      204 8629.000 SH       SOLE                 1950.000          6679.000
CBL & Assoc. Properties        COM              124830100      259 4250.000 SH       SOLE                 1800.000          2450.000
Calpine Corp.                  COM              131347106       47 16200.000SH       SOLE                                  16200.000
Cerner Corp.                   COM              156782104      616 14250.000SH       SOLE                 7525.000          6725.000
Chesapeake Energy Corp.        COM              165167107     5361 338650.000SH      SOLE               158875.000        179775.000
Citigroup Inc.                 COM              172967101      513 11634.139SH       SOLE                  851.000         10783.139
Colgate Palmolive Co.          COM              194162103     1662 36792.000SH       SOLE                17275.000         19517.000
Colonial Properties Trust      COM              195872106      206 5125.000 SH       SOLE                  415.000          4710.000
Commerce Bancorp Inc. NJ       COM              200519106     3975 72010.000SH       SOLE                27975.000         44035.000
Constellation Brands, Inc.     COM              21036P108      328 8625.000 SH       SOLE                 2950.000          5675.000
Developers Diversified         COM              251591103      627 16017.241SH       SOLE                 3915.000         12102.241
Devon Energy Corp.             COM              25179m103     2100 29570.000SH       SOLE                10742.000         18828.000
Duquesne Light Holdings        COM              266233105      191 10625.000SH       SOLE                                  10625.000
Emerson Electric Co.           COM              291011104      243 3920.000 SH       SOLE                 2025.000          1895.000
Energizer Holdings Inc.        COM              29266r108      650 14091.000SH       SOLE                 5791.000          8300.000
Enterprise Products Partners L COM              293792107     1867 80553.219SH       SOLE                22400.000         58153.219
Equity Inns Inc.               COM              294703103      688 69612.000SH       SOLE                25575.000         44037.000
Exploration Co. of DE          COM              302133202       64 14100.000SH       SOLE                14100.000
Exxon Mobil Corp.              COM              30231g102      263 5436.000 SH       SOLE                  712.000          4724.000
General Electric Co.           COM              369604103     1642 48900.285SH       SOLE                14065.000         34835.285
General Growth Properties      COM              370021107      264 8530.000 SH       SOLE                  600.000          7930.000
GlaxoSmithkline Plc.           COM              37733w105     1187 27135.000SH       SOLE                15725.000         11410.000
Glimcher Realty Trust          COM              379302102     1016 41825.000SH       SOLE                19725.000         22100.000
Gulfterra Energy Partners LP   COM              40274U108      380 9045.000 SH       SOLE                  725.000          8320.000
Health Care Property Investors COM              421915109      377 14500.000SH       SOLE                 1050.000         13450.000
Home Depot, Inc.               COM              437076102      238 6075.000 SH       SOLE                  980.000          5095.000
Int'l Business Machines        COM              459200101      235 2743.000 SH       SOLE                   50.000          2693.000
Intel Corp.                    COM              458140100      232 11540.481SH       SOLE                  600.000         10940.481
Istar Financial Inc.           COM              45031u101      731 17725.000SH       SOLE                10425.000          7300.000
Johnson & Johnson              COM              478160104      715 12688.251SH       SOLE                 2505.000         10183.251
Kerr-McGee Corp                COM              492386107     4237 74009.000SH       SOLE                26175.000         47834.000
Kinder Morgan Energy Partners  COM              494550106     3407 72740.000SH       SOLE                34310.000         38430.000
Laboratory Corp. of America    COM              50540R409     5428 124150.000SH      SOLE                39150.000         85000.000
Liberty Media Corp. Ser. A     COM              530718105     2232 255955.000SH      SOLE               115918.000        140037.000
LoJack Corp.                   COM              539451104      137 12275.000SH       SOLE                11450.000           825.000
Lowes Companies, Inc.          COM              548661107      307 5650.000 SH       SOLE                 1775.000          3875.000
Magellan Midstream Partners LP COM              559080106      537 9770.655 SH       SOLE                  700.000          9070.655
Maverick Tube Corp.            COM              577914104      325 10550.000SH       SOLE                 7200.000          3350.000
Microsoft Corp.                COM              594918104      420 15185.258SH       SOLE                  900.000         14285.258
Mid America Apartment Communit COM              59522j103      237 6085.041 SH       SOLE                 2650.000          3435.041
Mills Corp.                    COM              601148109      294 5675.000 SH       SOLE                 2725.000          2950.000
National Commerce Financial    COM              63545P104      311 9100.000 SH       SOLE                 5250.000          3850.000
Northern Border Partns         COM              664785102      415 9075.000 SH       SOLE                                   9075.000
Pactiv Corp.                   COM              695257105     3935 169250.000SH      SOLE                65050.000        104200.000
Par Pharmaceuticals Co.        COM              69888P106     5084 141490.000SH      SOLE                49140.000         92350.000
Penn Virginia Corp.            COM              707882106     1215 30690.000SH       SOLE                19750.000         10940.000
Pennsylvania Real Estate       COM              709102107     3288 85039.999SH       SOLE                27226.000         57813.999
Pfizer, Inc.                   COM              717081103     6447 210691.000SH      SOLE                83295.000        127396.000
Presidential Life Corp.        COM              740884101      464 27025.000SH       SOLE                 7375.000         19650.000
Quest Diagnostics, Inc.        COM              74834L100     5265 59685.000SH       SOLE                20550.000         39135.000
Regions Financial Corp. (new)  COM              758940100      235 7100.000 SH       SOLE                 2992.000          4108.000
Resource America Inc.          COM              761195205     1396 59197.000SH       SOLE                23214.000         35983.000
Service Master Co.             COM              81760N109      511 39705.000SH       SOLE                12125.000         27580.000
Shire Pharmaceuticals ADR      COM              82481r106      850 29665.001SH       SOLE                 9591.000         20074.001
Sovereign Bancorp, Inc.        COM              845905108     2917 133665.000SH      SOLE                64225.000         69440.000
Steris Corp.                   COM              859152100     1275 58100.000SH       SOLE                21500.000         36600.000
Susquehanna Bancshares, Inc.   COM              869099101      237 9620.000 SH       SOLE                                   9620.000
Terex Corp.                    COM              880779103     1764 40655.000SH       SOLE                12400.000         28255.000
Trustco Bank Corp. NY          COM              898349105      239 18650.000SH       SOLE                 6175.000         12475.000
Tyco Int'l. Ltd.               COM              902124106     1711 55794.109SH       SOLE                15165.000         40629.109
Watson Pharmaceuticals         COM              942683103      409 13870.000SH       SOLE                 6500.000          7370.000
Well Point Health Networks     COM              94973h108     2617 24900.000SH       SOLE                 6190.000         18710.000
Wells Fargo & Co.              COM              949746101      238 3986.000 SH       SOLE                 1400.000          2586.000
XTO Energy Inc.                COM              98385x106     8358 257331.000SH      SOLE                94472.000        162859.000